SCHEDULE OF COMPUTATION OF ANTI-DILUTIVE WEIGHTED-AVERAGE SHARES OUTSTANDING (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss	$ (5,434)	$ (6,992)	$ (5,331)	$ (5,453)	$ (4,043)	$ (3,399)	$ (17,756)	$ (12,895)	$ (20,288)	$ (12,057)
Net loss attributable to common stockholders	$ (5,434)			$ (5,453)			$ (17,756)	$ (12,895)	$ (20,288)	$ (17,988)
Weighted average number of shares of Common Stock outstanding	21,233,485			20,826,499			21,233,485	20,634,092	21,233	12,869
Net loss per share of Common Stock (basic and diluted)	$ (0.26)			$ (0.26)			$ (0.84)	$ (0.62)	$ (0.96)	$ (1.40)
Warrant beneficial conversion feature										$ (3,598)	[1]
Accretion of Series A Preferred Stock redemption amount										$ (2,333)	[2]

[1]	Represents the beneficial conversion feature related to warrants issued in settlement as discussed in Note 9.
[2]	Represents accretion of the Series A Preferred Stock redemption premium discussed in Note 8.